Provision for legal and administrative proceedings (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 26,722,972	R$ 24,528,974
Provision For Civil And Regulatory [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	1,798,568	1,911,281
Provision For Labor And Social Security [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	474,376	378,286
Provision For Tax [Member]
IfrsStatementLineItems [Line Items]
Estimated financial effect of contingent liabilities	R$ 24,450,028	R$ 22,239,407